Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Fair value, asset (liability)	$ 413,287	$ 81,264
Other Investments [Member]
Derivatives, Fair Value [Line Items]
Fair value, asset (liability)	344,943
Dividend Receivable [Member]
Derivatives, Fair Value [Line Items]
Fair value, asset (liability)	68,344	81,264
Significant Other Observable Inputs (Level 2)
Derivatives, Fair Value [Line Items]
Fair value, asset (liability)	344,943
Significant Other Observable Inputs (Level 2) | Other Investments [Member]
Derivatives, Fair Value [Line Items]
Fair value, asset (liability)	344,943
Significant Unobservable Inputs (Level 3)
Derivatives, Fair Value [Line Items]
Fair value, asset (liability)	68,344	81,264
Significant Unobservable Inputs (Level 3) | Dividend Receivable [Member]
Derivatives, Fair Value [Line Items]
Fair value, asset (liability)	$ 68,344	$ 81,264